GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014
Goodwill [Line Items]
Balance at the beginning of the year	$ 67,698	[1]	$ 72,438
Acquisition of subsidiaries	2,588		613
Functional currency translation adjustments	(251)		(5,353)
Balance at the year end	$ 70,035		$ 67,698	[1]

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).